Contingencies and Commitments (Details 1) $ in Thousands	Dec. 31, 2019 CLP ($)
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	$ 1,458,979,581
Purchase and contract related to wine and grape	26,970,079
Within 1 year
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	238,823,373
Purchase and contract related to wine and grape	15,242,253
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	1,144,214,818
Purchase and contract related to wine and grape	11,727,826
Over 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	75,941,390
Purchase and contract related to wine and grape	$ 0